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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Echo Point Investment Management, LLC
                 -------------------------------------
   Address:      One Tower Bridge
                 -------------------------------------
                 100 Front Street, Suite 1230
                 -------------------------------------
                 West Conshohocken, PA 19428
                 -------------------------------------

Form 13F File Number: 028-14149
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen M. Wellman
         -------------------------------------------------
Title:   Chief Operating Officer, Chief Compliance Officer
         -------------------------------------------------
Phone:   (610) 234-4212
         -------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Stephen M. Wellman          West Conshohocken, PA   October 31, 2011
   -------------------------------    ---------------------   ----------------
           [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 23 (data records)
                                        --------------------

Form 13F Information Table Value Total: $89,063 (x1000)
                                        --------------------

List of Other Included Managers:

    No.       Form 13F File Number          Name

    01        028-11931                     Old Mutual (US) Holdings Inc.
    ------        -----------------         ---------------------------------
    02        028-12567                     Mercer Global Investments, Inc.
    ------        -----------------         ---------------------------------

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
                                                           VALUE     SHARES/  SH/ PUT/  INVSTMT              ---VOTING AUTHORITY---
NAME OF ISSUER                -TITLE OF CLASS-  --CUSIP--  (X$1000)  PRN AMT  PRN CALL  DSCRETN  -MANAGERS-    SOLE   SHARED   NONE
AMERICA MOVIL SAB DE CV       SPON ADR L SHS    02364W105      9190   416196  SH        Defined      01        404930      0   11266
AMERICA MOVIL SAB DE CV       SPON ADR L SHS    02364W105      4073   184485  SH        Other        01 02     184485      0       0
BHP BILLITON LTD              SPONSORED ADR     088606108         2       32  SH        Defined      01            32      0       0
BRITISH AMERN TOB PLC         SPONSORED ADR     110448107         2       28  SH        Defined      01            28      0       0
CRH PLC                       ADR               12626K203         2      120  SH        Defined      01           120      0       0
COCA COLA HELLENIC BTTLG CO   SPONSORED ADR     1912EP104       433    24180  SH        Defined      01         24180      0       0
ENI S P A                     SPONSORED ADR     26874R108         2       67  SH        Defined      01            67      0       0
GILDAN ACTIVEWEAR INC         COM               375916103         2       71  SH        Defined      01            71      0       0
HSBC HLDGS PLC                SPON ADR NEW      404280406         1       35  SH        Defined      01            35      0       0
ICICI BK LTD                  ADR               45104G104       264     7600  SH        Defined      01             0      0    7600
ISHARES INC                   MSCI TAIWAN       464286731       269    22795  SH        Defined      01             0      0   22795
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD  465562106      8414   542141  SH        Defined      01        527497      0   14644
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD  465562106      3721   239770  SH        Other        01 02     239770      0       0
NIDEC CORP                    SPONSORED ADR     654090109         2       94  SH        Defined      01            94      0       0
NOVO-NORDISK A S              ADR               670100205         2       25  SH        Defined      01            25      0       0
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG    71654V101      7598   366698  SH        Defined      01        356612      0   10086
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG    71654V101      3389   163574  SH        Other        01 02     163574      0       0
PRUDENTIAL PLC                ADR               74435K204         2       92  SH        Defined      01            92      0       0
RYANAIR HLDGS PLC             SPONSORED ADR     783513104     16315   633595  SH        Defined      01        619749      0   13846
RYANAIR HLDGS PLC             SPONSORED ADR     783513104      5726   222355  SH        Other        01 02     222355      0       0
TENARIS S A                   SPONSORED ADR     88031M109         2       64  SH        Defined      01            64      0       0
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209     21928   589150  SH        Defined      01        576553      0   12597
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209      7724   207515  SH        Other        01 02     207515      0       0